Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2018
Noncontrolling Interest [Abstract]
Net Income (Loss) Attributable to Noncontrolling Interest [Table Text Block]
Net loss attributable to non-controlling interests for the three and six months ended June 30, 2018 and 2017 consists of the following:

	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
HLBV and other adjustments attributable to:
Non-controlling interest - Class A partnership units	$(9,572)	$(11,624)	$(86,344)	$(25,060)
Non-controlling interest - redeemable Class A partnership units	(1,681)	(2,656)	(5,015)	(5,307)
Other net earnings attributable to non-controlling interests	431	543	1,125	1,345
Net effect of non-controlling interests	$(10,822)	$(13,737)	$(90,234)	$(29,022)